Stated share capital - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Jun. 02, 2021	Nov. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Net assets			R 81,345	R 70,716	R 31,138	R 24,724
Repurchase value	R 8,503	R 84	R 8,503	R 84
Shares repurchased (in shares)		1,431,197	147,700,000	1,431,197	0
Repurchase price, per share (in ZAR per share)	R 57.57	R 58.80
Maximum repurchase percentage of ordinary shares	5.00%
Maximum number of shares authorized to be repurchased (in shares)	147,700,000
Minimum
Disclosure of classes of share capital [line items]
Number of shares held per owner, repurchase (in shares)		100
Maximum
Disclosure of classes of share capital [line items]
Number of shares held per owner, offer (in shares)		100
Number of shares held per owner, repurchase (in shares)		400
SGL
Disclosure of classes of share capital [line items]
Net assets					R 40,662	R 34,667	R 34,667
Par value per share							R 1